Other Net Operating Results	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other Net Operating Results
27.	OTHER NET OPERATING RESULTS

	2021	2020	2019
Result for sale of participation in areas (1)	2,034	12,233	778
Result from sale of assets held for disposal	5,549	—	—
Construction incentive (2)	686	—	688
Lawsuits	(34,592)	(5,300)	(2,732)
Insurance	1,503	3,925	498
Unrecoverable credit - Resolution MINEM No. 508-E/2017 (3)	—	—	(622)
Result for contractual commitment Exmar (4)	—	(8,285)	—
Miscellaneous	1,567	1,376	260

	(23,253)	3,949	(1,130)

(1)	See Note 34.b).
(2)	See Note 34.b).
(3)	See Note 35.c.3).
(4)	See Note 34.d).